ACCOUNTS RECEIVABLE - Schedule of Changes of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Beginning balance	$ 7,580,664	$ 6,617,485
Additional reserve through bad debt expense	1,731,539	700,653
Bad-debt write off	(1,019,711)
Exchange difference	(35,755)	262,526
Ending balance	$ 8,256,737	$ 7,580,664